                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         -------------------------------
Phone:   (617) 261-9324
         -------------------------------

Signature, Place, and Date of Signing:

        James J. Finnegan        Boston, Massachuetts   October 12, 2005
   ---------------------------    -----------------       -------------
           [Signature]               [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

       28-1190                  Frank Russell Company
       ---------------          ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 79
                                        --------------------

Form 13F Information Table Value Total: 5,102,184,000
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:

No.      Form 13 File Number     Name
1        028-06536               AEW Capital Management, Inc.
2        028-10256               AEW Management and Advisors, L.P.
3        028-10257               AEW Investment Group, Inc.
4        028-06808               IXIS Asset Management North America, L.P.

                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

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                                                                                                                VOTING AUTHORITY
                           TITLE                 VALUE       SH of        INVESTMENT        OTHER         --------------------------
   NAME OF ISSUER         OF CLASS   CUSIP      (X$1000)    PRN AMT       DISCRETION       MANAGERS       SOLE       SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp           REIT   00163T109     95,273    2,121,900    Shared-Defined    01 02 03 04    01 02     2,121,900
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Apartment Invt & Mgmt       REIT   03748r101     44,597    1,150,000    Shared-Defined    01 02 03 04    01 02     1,150,000
------------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust       REIT   039583109    218,651    5,484,102    Shared-Defined    01 02 03 04    01 02     5,484,102
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty                REIT   039793104     13,339      324,000    Shared-Defined    01 02 03 04    01 02       324,000
------------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities      REIT   053484101    255,643    2,983,000    Shared-Defined    01 02 03 04    01 02     2,983,000
------------------------------------------------------------------------------------------------------------------------------------
Biomed Realty Trust Inc.    REIT   09063H107     33,363    1,345,300    Shared-Defined    01 02 03 04    01 02     1,345,300
------------------------------------------------------------------------------------------------------------------------------------
Boston Properties Inc.      REIT   101121101    319,674    4,508,800    Shared-Defined    01 02 03 04    01 02     4,508,800
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust     REIT   105368203     60,010    1,930,200    Shared-Defined    01 02 03 04    01 02     1,930,200
------------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties       REIT   112900105     89,990    3,053,600    Shared-Defined    01 02 03 04    01 02     3,053,600
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust       REIT   133131102    158,230    2,838,200    Shared-Defined    01 02 03 04    01 02     2,838,200
------------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT     REIT   139733109      9,840      254,200    Shared-Defined    01 02 03 04    01 02       254,200
------------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty          REIT   144418100     34,188      951,000    Shared-Defined    01 02 03 04    01 02       951,000
------------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers      REIT   150602209      7,597      525,000    Shared-Defined    01 02 03 04    01 02       525,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease        REIT   202218103      5,438      271,900    Shared-Defined    01 02 03 04    01 02       271,900
------------------------------------------------------------------------------------------------------------------------------------
Corporate Office
 Properties                 REIT   22002t108     31,207      892,900    Shared-Defined    01 02 03 04    01 02       892,900
------------------------------------------------------------------------------------------------------------------------------------
Correctional Prop Trust     REIT   22025e104        603       20,500    Shared-Defined    01 02 03 04    01 02        20,500
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Developers Diversified      REIT   251591103    115,695    2,477,400    Shared-Defined    01 02 03 04    01 02     2,477,400
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Duke Realty Corp.           REIT   264411505     41,496    1,224,800    Shared-Defined    01 02 03 04    01 02     1,224,800
------------------------------------------------------------------------------------------------------------------------------------
Eagle Hospitality
 Properties                 REIT   26959T102      1,209      121,100    Shared-Defined    01 02 03 04    01 02       121,100
------------------------------------------------------------------------------------------------------------------------------------
Eastgroup Properties        REIT   277276101      9,188      210,000    Shared-Defined    01 02 03 04    01 02       210,000
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr      REIT   29380T105      9,462      212,000    Shared-Defined    01 02 03 04    01 02       212,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle
 Properties                 REIT   29472R108        990       22,000    Shared-Defined    01 02 03 04    01 02        22,000
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Equity Office Properties    REIT   294741103     54,246    1,658,400    Shared-Defined    01 02 03 04    01 02     1,658,400
------------------------------------------------------------------------------------------------------------------------------------
Equity One Inc.             REIT   294752100      4,676      201,100    Shared-Defined    01 02 03 04    01 02       201,100
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Equity Residential          REIT   29476L107    218,932    5,784,200    Shared-Defined    01 02 03 04    01 02     5,784,200
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust   REIT   313747206    143,070    2,348,100    Shared-Defined    01 02 03 04    01 02     2,348,100
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First Potomac Realty
 Trust                      REIT   33610F109     17,640      686,400    Shared-Defined    01 02 03 04    01 02       686,400
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Gables Residential Trust    REIT   362418105      4,976      114,000    Shared-Defined    01 02 03 04    01 02       114,000




                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                           TITLE                 VALUE       SH of        INVESTMENT        OTHER         --------------------------
   NAME OF ISSUER         OF CLASS   CUSIP      (X$1000)    PRN AMT       DISCRETION       MANAGERS       SOLE       SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
General Growth Prop         REIT   370021107    165,118    3,675,000    Shared-Defined    01 02 03 04    01 02     3,675,000
------------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust    REIT   37803p105      2,861      149,000    Shared-Defined    01 02 03 04    01 02       149,000
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Glimcher Realty Trust       REIT   379302102      6,313      258,000    Shared-Defined    01 02 03 04    01 02       258,000
------------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust       REIT   40426W101     14,396    1,160,000    Shared-Defined    01 02 03 04    01 02     1,160,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care Pptys Invest
 Inc.                       REIT   421915109      6,586      244,000    Shared-Defined    01 02 03 04    01 02       244,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care Reit Inc.       REIT   42217k106        130        3,500    Shared-Defined    01 02 03 04    01 02         3,500
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust
 Inc.                       REIT   421946104     61,539    1,533,100    Shared-Defined    01 02 03 04    01 02     1,533,100
------------------------------------------------------------------------------------------------------------------------------------
Heritage Property
 Investment                 REIT   42725M107     12,110      346,000    Shared-Defined    01 02 03 04    01 02       346,000
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Highwoods Properties        REIT   431284108     76,162    2,580,900    Shared-Defined    01 02 03 04    01 02     2,580,900
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Hilton Hotels Corp.         REIT   432848109    104,737    4,692,500    Shared-Defined    01 02 03 04    01 02     4,692,500
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HongKong Land Holdings      REIT   6434915        1,529      487,000    Shared-Defined    01 02 03 04    01 02       487,000
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Hospitality Properties      REIT   44106m102     32,359      755,000    Shared-Defined    01 02 03 04    01 02       755,000
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Host Marriott Corp.         REIT   44107P104    183,838   10,878,000    Shared-Defined    01 02 03 04    01 02    10,878,000
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ISTAR Financial Inc         REIT   45031U101     54,940    1,358,900    Shared-Defined    01 02 03 04    01 02     1,358,900
------------------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp.    REIT   457461200      2,371      151,400    Shared-Defined    01 02 03 04    01 02       151,400
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.         REIT   49427f108     68,317    1,219,300    Shared-Defined    01 02 03 04    01 02     1,219,300
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.          REIT   49446r109     75,084    2,389,700    Shared-Defined    01 02 03 04    01 02     2,389,700
------------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group           REIT   49803T102     18,696    1,253,100    Shared-Defined    01 02 03 04    01 02     1,253,100
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Lexington Corporate
 Pptys                      REIT   529043101      6,123      260,000    Shared-Defined    01 02 03 04    01 02       260,000
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Liberty Property Trust      REIT   531172104    259,949    6,110,700    Shared-Defined    01 02 03 04    01 02     6,110,700
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)      REIT   554382101     39,113      602,300    Shared-Defined    01 02 03 04    01 02       602,300
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Mack Cali Realty Corp       REIT   554489104     10,291      229,000    Shared-Defined    01 02 03 04    01 02       229,000
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Maguire Properties Inc      REIT   559775101        902       30,000    Shared-Defined    01 02 03 04    01 02        30,000
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Mid-America Apartment       REIT   59522j103      6,511      140,000    Shared-Defined    01 02 03 04    01 02       140,000
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Municipal Mortgage and
 Equity                     REIT   62624B101      3,746      150,000    Shared-Defined    01 02 03 04    01 02       150,000
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New Plan Excel Realty       REIT   648053106      1,997       87,000    Shared-Defined    01 02 03 04    01 02        87,000
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Omega Healthcare
 Investors                  REIT   681936100     25,609    1,839,700    Shared-Defined    01 02 03 04    01 02     1,839,700
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PS Business Parks Inc       REIT   69360j107     35,133      767,100    Shared-Defined    01 02 03 04    01 02       767,100




                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

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                                                                                                                VOTING AUTHORITY
                           TITLE                 VALUE       SH of        INVESTMENT        OTHER         --------------------------
   NAME OF ISSUER         OF CLASS   CUSIP      (X$1000)    PRN AMT       DISCRETION       MANAGERS       SOLE       SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail          REIT   69806L104     76,622    1,162,700    Shared-Defined    01 02 03 04    01 02     1,162,700
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.       REIT   729251108     14,258      376,100    Shared-Defined    01 02 03 04    01 02       376,100
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties         REIT   740706106    133,473    3,287,500    Shared-Defined    01 02 03 04    01 02     3,287,500
------------------------------------------------------------------------------------------------------------------------------------
Primaris Retail REIT        REIT   74157U109      5,532      400,000    Shared-Defined    01 02 03 04    01 02       400,000
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Prologis Trust              REIT   743410102    300,989    6,792,796    Shared-Defined    01 02 03 04    01 02     6,792,796
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.         REIT   74460d109    151,936    2,267,700    Shared-Defined    01 02 03 04    01 02     2,267,700
------------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson
 Properties                 REIT   751452202      5,079      174,000    Shared-Defined    01 02 03 04    01 02       174,000
------------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp          REIT   756109104     15,845      662,700    Shared-Defined    01 02 03 04    01 02       662,700
------------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.       REIT   758849103    147,308    2,564,100    Shared-Defined    01 02 03 04    01 02     2,564,100
------------------------------------------------------------------------------------------------------------------------------------
Senior Housing
 Properties Trus            REIT   81721M109     13,342      702,200    Shared-Defined    01 02 03 04    01 02       702,200
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs       REIT   82567d104     37,276      667,200    Shared-Defined    01 02 03 04    01 02       667,200
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group        REIT   828806109    385,498    5,201,000    Shared-Defined    01 02 03 04    01 02     5,201,000
------------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.        REIT   848568309     10,900      968,900    Shared-Defined    01 02 03 04    01 02       968,900
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts   REIT   85590A203     67,586    1,182,200    Shared-Defined    01 02 03 04    01 02     1,182,200
------------------------------------------------------------------------------------------------------------------------------------
Strategic Hotel Capital     REIT   86272T106     11,696      640,500    Shared-Defined    01 02 03 04    01 02       640,500
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.        REIT   866674104     10,755      328,300    Shared-Defined    01 02 03 04    01 02       328,300
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets      REIT   875465106      4,005      144,000    Shared-Defined    01 02 03 04    01 02       144,000
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers Inc.        REIT   876664103     84,959    2,680,100    Shared-Defined    01 02 03 04    01 02     2,680,100
------------------------------------------------------------------------------------------------------------------------------------
Trizec Properties Inc       REIT   89687P107    104,780    4,543,800    Shared-Defined    01 02 03 04    01 02     4,543,800
------------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty      REIT   910197102     50,339    2,124,000    Shared-Defined    01 02 03 04    01 02     2,124,000
------------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle - Class A    REIT   917286205      2,198      145,000    Shared-Defined    01 02 03 04    01 02       145,000
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                 REIT   92276F100      6,440      200,000    Shared-Defined    01 02 03 04    01 02       200,000
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.       REIT   929042109    185,687    2,143,700    Shared-Defined    01 02 03 04    01 02     2,143,700
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Column Totals                                 5,102,184  126,422,798                                             126,422,798
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